Shareholder Fees - FidelityBalancedK6Fund-PRO	Oct. 29, 2022 USD ($)
FidelityBalancedK6Fund-PRO | Fidelity Balanced K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none